Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2019
Related party disclosures
Schedule of remuneration of KMP

	Short-term	Post Employment	Other Long-term	Termination	Share-based
$	Benefits	Benefits	Benefits	Benefits	Payments	Total
Consolidated
2019	23,805,197	712,883	36,572	558,984	20,691,480	45,805,116
2018	23,210,820	618,631	297,495	—	16,086,623	40,213,569
Parent Entity
2019	22,515,477	625,173	36,572	558,984	19,783,900	43,520,106
2018	21,807,008	537,187	297,495	—	15,301,417	37,943,107

Schedule of loans provided and interest charged to KMP and their related parties

	Interest Payable	Closing Loan	Number of KMP
$	for the Year	Balance	with Loans
2019	672,167	31,718,007	14
2018	650,969	17,498,526	13

Schedule of performance options and share rights held by key management personnel, including their related parties

		Number of
	Latest Date of Exercise	Share Rights
Managing Director & Chief Executive Officer
Brian Hartzer	Ranges from 1 October 2030 to 1 October 2033	840,679
Group Executives
Craig Bright	Ranges from 1 October 2033 to 1 October 2033	77,696
Lyn Cobley	Ranges from 1 October 2030 to 1 October 2033	356,810
Peter King	Ranges from 1 October 2030 to 1 October 2033	340,558
Rebecca Lim	Ranges from 1 October 2030 to 1 October 2033	193,217
David Lindberg	Ranges from 1 October 2030 to 1 April 2034	319,482
Carolyn McCann	Ranges from 1 October 2030 to 1 October 2033	78,548
David McLean	Ranges from 1 October 2022 to 1 October 2033	366,163
Christine Parker	Ranges from 1 October 2030 to 1 October 2033	260,523
David Stephen	Ranges from 1 October 2032 to 1 October 2033	278,698
Gary Thursby	Ranges from 1 October 2030 to 1 October 2033	213,978
Alastair Welsh	Ranges from 1 October 2030 to 1 October 2030	14,944
Former Group Executive
Brad Cooper	Ranges from 1 October 2030 to 1 October 2033	349,204
Dave Curran	Ranges from 1 October 2030 to 1 October 2033	246,376
George Frazis	Ranges from 1 October 2030 to 1 October 2033	332,577